Statements Of Changes In Trust Capital (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trust capital, Beginning	$ 753,187,394		$ 892,925,611		$ 879,154,612
Subscriptions	31,108,365		69,799,650		42,864,905
Redemptions	(246,829,552)		(119,639,348)		(102,499,761)
Addt'l units allocated		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(63,806,173)		(89,899,904)		73,143,160
Managing Owner's profit share			1,385		262,695
Trust capital, Ending	473,660,034		753,187,394		892,925,611
Brokerage fee percentage, maximum	7.00%
Series 1 Unitholders [Member]
Trust capital, Beginning	709,737,394		867,646,692		865,980,227
Trust capital units, Beginning	603,996.596		660,222.516		714,519.974
Subscriptions	19,701,253		46,027,878		31,438,164
Subscriptions, units	17,742.243		36,354.165		25,234.721
Redemptions	(238,894,078)		(116,664,030)		(100,149,285)
Redemptions, units	(218,969.787)		(94,309.154)		(81,345.253)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units	1,311.776	[1]	1,729.069	[1]	1,813.074	[1]
Net income (loss) after profit share to Managing Owner	(61,677,100)		(87,273,146)		70,377,586
Trust capital, Ending	428,867,469		709,737,394		867,646,692
Trust capital units, Ending	404,080.828		603,996.596		660,222.516
Series 2 Unitholders [Member]
Trust capital, Beginning	240,698		101,957
Trust capital units, Beginning	190.737		75.492
Subscriptions	75,000		184,000		95,530
Subscriptions, units	63.612		136.584		75.492
Redemptions	(13,898)		(28,299)
Redemptions, units	(11.397)		(21.339)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(12,353)		(16,960)		6,427
Trust capital, Ending	289,447		240,698		101,957
Trust capital units, Ending	242.952		190.737		75.492
Series 3 Unitholders [Member]
Trust capital, Beginning	32,771,232		14,178,784		2,236,811
Trust capital units, Beginning	25,863.120		10,481.102		1,831.292
Subscriptions	10,382,897		22,838,898		11,260,170
Subscriptions, units	8,662.304		17,047.103		8,961.540
Redemptions	(7,895,502)		(2,145,759)		(387,647)
Redemptions, units	(6,574.057)		(1,665.085)		(311.730)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(1,737,974)		(2,100,691)		1,069,450
Trust capital, Ending	33,520,653		32,771,232		14,178,784
Trust capital units, Ending	27,951.367		25,863.120		10,481.102
Series 4 Unitholders [Member]
Trust capital, Beginning	793,127		75,449
Trust capital units, Beginning	606.787		55.233
Subscriptions	949,215		748,874		71,041
Subscriptions, units	737.186		551.554		55.233
Redemptions	(26,074)
Redemptions, units	(21.231)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(46,823)		(31,196)		4,408
Trust capital, Ending	1,669,445		793,127		75,449
Trust capital units, Ending	1,322.742		606.787		55.233
New Profit Memo Account [Member]
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]	0.050	[1]	0.022	[1]
Net income (loss) after profit share to Managing Owner			(126)		134
Managing Owner's profit share			1,385		262,695
Managing Owner's profit share, units			1.021		199.974
Transfer of New Profit Memo Account to Managing Owner			(1,259)		(262,829)
Transfer of New Profit Memo Account to Managing Owner, Units			(1.071)		(199.996)
Managing Owner [Member]
Trust capital, Beginning	9,644,943		10,922,729		10,937,574
Trust capital units, Beginning	8,207.970		8,311.477		9,024.593
Redemptions			(801,260)		(1,962,829)
Redemptions, units			(679.866)		(1,528.360)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units	566.805	[1]	575.288	[1]	615.248	[1]
Net income (loss) after profit share to Managing Owner	(331,923)		(477,785)		1,685,155
Transfer of New Profit Memo Account to Managing Owner			1,259		262,829
Transfer of New Profit Memo Account to Managing Owner, Units			1.071		199.996
Trust capital, Ending	$ 9,313,020		$ 9,644,943		$ 10,922,729
Trust capital units, Ending	8,774.775		8,207.970		8,311.477

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.